Financial Instruments - Summary of Net Effect of Changes in Fair Value of Derivative Financial Instruments that did not Meet Hedging Criteria for Accounting Purposes (Detail)
$ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Market value gain (loss) on financial instruments	$ (314)	$ (16)	$ 246	$ 51
Currency swap contract [member]
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Market value gain (loss) on financial instruments	(186)		(104)	(129)
Derivatives Not Designated For Hedge Accounting [member] | Forward agreements to purchase foreign currency [member]
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Market value gain (loss) on financial instruments	(12)		12	(56)
Derivatives Not Designated For Hedge Accounting [member] | Currency swap contract [member]
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Market value gain (loss) on financial instruments	$ (116)		$ 337	$ 236